Convertible Notes Payable (Details Narrative) - USD ($)												3 Months Ended			6 Months Ended		12 Months Ended
	May 07, 2021	Mar. 31, 2021	Jan. 02, 2021	Dec. 23, 2020	Oct. 27, 2020	Sep. 30, 2020	Sep. 25, 2020	Feb. 27, 2020	Dec. 27, 2019	Sep. 12, 2019	Sep. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 17, 2021	Oct. 31, 2009
Debt Instrument [Line Items]
Extinguishment of debt														$ 21,299		$ 21,299	$ 21,299
Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 100,000	$ 30,000
Debt instrument, conversion price	$ 0.49	$ 0.50
Accrued interest	$ 214,817	$ 63,600
Common stock at a price	$ 0.74	$ 0.75
Conversion of notes payable, shares	53,704	15,900
Other Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																			$ 25,000
Debt instrument, conversion price																			$ 0.55
Accrued interest																			$ 48,755
Number of securities called by warrants																			12,189
Exercise price of warrants																			$ 0.83
Convertible Promissory Note One [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																				$ 73,500
Debt instrument, interest rate																				12.00%
Debt instrument, maturity date								Mar. 31, 2023
Debt instrument, conversion price								$ 0.10												$ 0.10
Extinguishment of debt																$ 21,299
Accrued interest												104,752			104,752		100,378	91,607
Convertible Promissory Note One [Member] | Majority Shareholder [Member] | Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date								Jun. 30, 2023
Convertible Promissory Note Two [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount											$ 124,562
Debt instrument, interest rate											1.00%
Debt instrument, maturity date											Dec. 30, 2022
Debt instrument, conversion price											$ 0.25
Accrued interest												2,266			2,266		1,648	410
Convertible Promissory Note Three [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 55,000
Convertible Promissory Note Three [Member] | Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount			55,000							$ 55,000
Debt instrument, interest rate										12.00%
Debt instrument, maturity date										Jan. 01, 2021
Debt instrument, conversion price										$ 0.25
Accrued interest			$ 7,951														7,951	1,387
Common stock at a price			$ 0.25
Conversion of notes payable, shares			251,805
Convertible Promissory Note Four [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 88,626							$ 88,626
Debt instrument, interest rate									10.00%
Debt instrument, maturity date									Dec. 30, 2022
Debt instrument, conversion price									$ 0.55
Accrued interest		$ 11,096										0			0		8,911	$ 97
Common stock at a price		$ 0.55
Conversion of notes payable, shares		181,313
Convertible Promissory Note Five [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount							$ 55,000
Debt instrument, interest rate							10.00%
Debt instrument, maturity date							Sep. 30, 2022
Accrued interest												0			0		1,462
Debt instrument, description							The Company may satisfy the Notes upon maturity or Default, as defined, by the issuance of Common shares at the greater of a conversion price equal to the greater of a 20% discount to the 15 day average market price of the Company’s common stock or $0.10. The principal and interest accrued are convertible at any time after six months through the maturity date of September 30, 2022 at the option of the holder at a 20% discount to the 15 day average market price of the Company’s share price, but in no event less than $0.10 per share. Upon conversion of any portion of the Notes, the investor will receive warrants to purchase up to 25% of the number of common shares issued as a result of such conversion exercisable for a period of two years at a price per share equal to 150% of the conversion price of the Notes.
Convertible Promissory Note Five [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Debt instrument, description							The Company could satisfy the Notes upon maturity or Default, as defined, by the issuance of Common shares at the greater of a conversion price equal to the greater of a 20% discount to the 15 day average market price of the Company’s common stock or $0.10. The principal and interest accrued are convertible at any time after six months through the maturity date of September 30, 2022 at the option of the holder at a 20% discount to the 15 day average market price of the Company’s share price, but in no event less than $0.10 per share. Upon conversion of any portion of the Notes, the investor will receive warrants to purchase up to 25% of the number of common shares issued as a result of such conversion exercisable for a period of two years at a price per share equal to 150% of the conversion price of the Notes.
Convertible Promissory Note Six [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount						$ 88,016											$ 88,016
Debt instrument, interest rate						6.00%											6.00%
Debt instrument, maturity date						Dec. 31, 2022											Dec. 31, 2022
Debt instrument, conversion price						$ 1.00											$ 1.00
Accrued interest												3,950			3,950		$ 1,331
Convertible Promissory Note Seven [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 100,000
Debt instrument, maturity date					Sep. 25, 2020
Accrued interest												0			0		1,781
Convertible Promissory Note Eight [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 25,000
Debt instrument, maturity date				Sep. 25, 2020
Accrued interest												1,295			1,295		$ 55
Convertible Promissory Note 9 [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 100,000
Debt instrument, maturity date	Sep. 30, 2022
Accrued interest												$ 1,479			$ 1,479
Debt instrument, description	The Company may satisfy the Note upon maturity or Default, as defined, by the issuance of Common shares at the greater of a conversion price equal to the greater of a 25% discount to the 15 day average market price of the Company’s common stock or $0.50. The principal and interest accrued are convertible at any time after six months through the maturity date of September 30, 2022 at the option of the holder at a 25% discount to the 15 day average market price of the Company’s share price, but in no event less than $0.50 per share
Debt instrument interest rate	10.00%